Intangible assets - pre-publication (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Intangible Assets Pre-publication

All figures in £ millions	2017	2016
Cost
At beginning of year	2,417	2,201
Exchange differences	(168)	380
Additions	362	395
Disposal through business disposal	(1)	(8)
Disposals	(248)	(565)
Transfer from intangible assets	—	14
Transfer to assets classified as held for sale	(508)	—

At end of year	1,854	2,417

Amortisation
At beginning of year	(1,393)	(1,360)
Exchange differences	109	(250)
Charge for the year	(338)	(350)
Disposal through business disposal	—	4
Disposals	248	565
Transfer from intangible assets	—	(2)
Transfer to assets classified as held for sale	261	—

At end of year	(1,113)	(1,393)

Carrying amounts

At end of year	741	1,024